Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Retentions related to loans	$ 1,587	$ 1,004
Other payable account	3,574	1,433
Other financial liabilities	$ 5,161	$ 2,437